Chapman and Cutler
                         111 West Monroe Street
                        Chicago, Illinois  60603

                            February 26, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attn:  Filing Desk, Stop 1-4


     Re:  Van Kampen American Capital Equity Opportunity Trust
                      Series 19  File No. 33-62131

Ladies/Gentlemen:

     Pursuant to the requirements of Rule 497(d) of the General Rules and Regulations of the Securities Act of 1933, we are submitting a supplement to the prospectus being used with respect to the above-mentioned series.

                                    Very truly yours,



                                    Chapman and Cutler

Attachment
                         SUPPLEMENT TO THE PROSPECTUS

                            DATED SEPTEMBER 21, 1995

        VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 19

                   SELECT TECHNOLOGY GROWTH TRUST, SERIES 1



The following text will be replacing the sections as noted below:

In the section "Public Offering Price" page one, the text should be replaced with the following:

The Public Offering Price per Unit is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts, divided by the number of Units outstanding, plus an initial sales charge equal to the difference between the maximum total sales charge of 4.9% of the Public Offering Price and the maximum deferred sales charge ($0.29 per Unit). The monthly deferred sales charge ($0.29 per Unit) will begin accruing on a daily basis on March 21, 1996, and will continue to accrue through September 20, 1996. The monthly deferred sales charge will be charged to the Trust, in arrears, commencing April 21, 1996 and will be charged the 21st day of each month thereafter (except for September 1996) through September 20, 1996, a deferred sales charge of $0.0483 will be assessed per Unit per month. Unitholders will be assessed that portion of the deferred sales charge accrued from the time they became Unitholders of record. Units purchased subsequent to the initial deferred sales charge payment will be subject to only that portion of the deferred sales charge payments not yet collected. This deferred sales charge will be paid from funds in the Income Account, if sufficient, or from the periodic sale of Equity Securities. It is anticipated that Equity Securities may be sold during the first year of the Trust to pay a portion of the deferred sales charge. The total maximum sales charge assessed to Unitholders on a per Unit basis will be 4.9% of the Public Offering Price (5.152% of the aggregate value of the Securities), subject to reduction as set forth in "Public Offering - General". During the initial offering period, the sales charge is reduced on a graduated scale for sales involving at least 5,000 Units. If Units were available for purchase at the opening of business on the Initial Date of Deposit, the Public Offering Price per Unit would have been that amount set forth under "Summary of Essential Financial Information". For sales charges in the secondary market, see "Public Offering". The minimum purchase is 100 Units (25 Units for a tax-sheltered retirement plan).


In the "Public Offering - General", page sixteen, the first paragraph should be replaced with the following text:

Units are offered at the Public Offering Price (which is based on the aggregate underlying value of the Equity Securities and includes an initial sales charge equal to the difference between the maximum total sales charge of 4.9% of the Public Offering Price and maximum deferred sales charge ($0.29 per Unit)). The monthly deferred sales charge ($0.29 per Unit) will begin accruing on a daily basis on March 21, 1996, and will continue to accrue through September 20, 1996. The monthly deferred sales charge will be charged to the Trust, in arrears, commencing April 21, 1996, and will be charged the 21st day of each month thereafter (except for September 1996) through September 20, 1996, a deferred sales charge of $0.0483 will be assessed per Unit per month. Unitholders will be assessed that portion of the deferred sales charge accrued from the time they became Unitholders of record. Units purchased subsequent to the initial deferred sales charge payment will be subject to only that portion of the deferred sales charge payments not yet collected. This deferred sales charge will be paid from funds in the Income Account, if sufficient, or from the periodic sale of Securities. The total maximum sales charge assessed to Unitholders on a per Unit basis will be 4.9% of the Public Offering Price (5.152% of the aggregate value of the Securities in the Trust). Such underlying value shall include the proportionate share of any undistributed cash held in the Capital and Income Accounts.


In the section "Public Offering - Offering Price" page seventeen, the following text should replace the second paragraph:

As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Equity Securities an amount equal to the difference between the maximum total sales charge of 4.9% of the Public Offering Price and the maximum deferred sales charge ($0.29 per Unit) and dividing the sum so obtained by the number of Units outstanding. Such underlying value shall include the proportionate share of any cash held in the Income and Capital Accounts. Such price determination as of the close of business on the day before the Initial Date of Deposit was made on the basis of an evaluation of the Equity Securities in the Trust prepared by Interactive Data Services, Inc., a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. Thereafter, the Evaluator on each business day will appraise or cause to be appraised the value of the underlying Equity Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee or Managing Underwriter for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price. Unitholders who purchase
Units subsequent to the Initial Date of Deposit will pay an initial sales charge equal to the difference between the maximum total sales charge of 4.9% of the Public Offering Price and maximum deferred sales charge ($0.29 per Unit) and will be assessed a deferred sales charge of $0.0483 per Unit on each of the remaining deferred sales charge payment dates as set forth in "Public Offering - General". Commencing on September 23, 1996, the secondary market sales charge will not include deferred payments but will instead include only a one-time initial sales charge of 4.4% of the Public Offering Price and will be reduced by .5 of 1% on each subsequent September
23 to a minimum sales charge of 2.9%.


Footnote 3 in the section "Summmary of Essential Financial Information", page three, should be replaced with the following text:

The Maximum Sales Charge consists of an initial sales charge and a deferred sales charge. The initial sales charge is applicable to all Units and represents an amount equal to the difference between the Maximum Sales Charge of 4.9% of the Public Offering Price and the amount of the maximum deferred sales charge of $0.29 per Unit. Subsequent to the Initial Date of Deposit, the amount of the initial sales charge will vary with changes in the aggregate value of the Securities in the Trust. The monthly deferred sales charge
($0.29 per Unit) will begin accruing on a daily basis on March 21, 1996, and will continue to accrue through September 20, 1996. The monthly deferred sales charge will be charged to the Trust, in arrears, commencing April 21,1996 and will be charged the 21st day of each month thereafter (except for September
1996) through September 20, 1996, a deferred sales charge of $0.0483 will be assessed per Unit per month. Units purchased subsequent to the initial deferred sales charge payment will be subject to only that portion of the deferred sales charge payments not yet collected. This deferred sales charge will be paid from funds in the Income Account, if sufficient, or from the periodic sale of Equity Securities. The total maximum sales charge will be 4.9% of the Public Offering Price (5.152% of the aggregate value of the Securities in the Trust). See the "Fee Table" below and "Public Offering
Price - Offering Price". On the Initial Date of Deposit there will be no cash in the Income or Capital Accounts. Anyone ordering Units after such date will have included in the Public Offering Price a pro rata share of any cash in such Accounts.



Footnote 2 in the section "Fee Table", page five, should be replaced with the following text:

The actual fee is $2.90 per month per 100 Units, irrespective of purchase or redemption price, deducted monthly on the accrual date beginning March 21, 1996 through September 20, 1996. If a Unitholder sells or redeems Units before all of these deductions have been made, the balance of the deferred sales charge payments remaining will be deducted from the sales or redemption proceeds. If Unit price exceeds $10 per Unit, the deferred portion of the sales charge will be less than 2.90%; if Unit price is less than $10 per Unit, the deferred portion of the sales charge will exceed 2.90%. Units purchased subsequent to the initial deferred sales charge payment will be subject to only that portion of the deferred sales charge payments not yet collected.






February 26, 1996